Oakmark Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.7%
FINANCIALS – 33.7%
DIVERSIFIED FINANCIALS – 22.5%
Capital One Financial Corp.	4,164	$644,129
Ally Financial, Inc.	12,773	636,611
The Charles Schwab Corp.	6,600	480,546
The Goldman Sachs Group, Inc.	1,105	419,381
American Express Co.	2,004	331,170
State Street Corp.	3,951	325,072
The Bank of New York Mellon Corp.	4,786	245,163
KKR & Co., Inc.	3,300	195,492
S&P Global, Inc.	473	193,971
Moody's Corp.	502	181,863
Intercontinental Exchange, Inc.	1,300	154,310
		3,807,708
BANKS – 7.7%
Bank of America Corp.	12,336	508,593
Citigroup, Inc.	6,904	488,465
Wells Fargo & Co.	7,000	317,030
		1,314,088
INSURANCE – 3.5%
American International Group, Inc.	7,233	344,281
Reinsurance Group of America, Inc.	2,134	243,257
		587,538
		5,709,334
COMMUNICATION SERVICES – 15.5%
MEDIA & ENTERTAINMENT – 14.4%
Alphabet, Inc., Class A (a)	269	657,122
Facebook, Inc., Class A (a)	1,611	560,300
Comcast Corp., Class A	7,709	439,573
Netflix, Inc. (a)	758	400,436
Charter Communications, Inc., Class A (a)	537	387,058
		2,444,489
TELECOMMUNICATION SERVICES – 1.1%
T-Mobile US, Inc. (a)	1,200	173,796
		2,618,285
INFORMATION TECHNOLOGY – 12.9%
SOFTWARE & SERVICES – 11.3%
Gartner, Inc. (a)	1,668	404,068
DXC Technology Co. (a)	9,139	355,877
Fiserv, Inc. (a)	3,150	336,703
Workday, Inc., Class A (a)	1,137	271,400
Automatic Data Processing, Inc.	1,149	228,195
Visa, Inc., Class A	881	205,925
MasterCard, Inc., Class A	300	109,454
		1,911,622
TECHNOLOGY HARDWARE & EQUIPMENT – 1.6%
TE Connectivity, Ltd.	2,051	277,281
		2,188,903
CONSUMER DISCRETIONARY – 9.5%
CONSUMER SERVICES – 3.9%
Booking Holdings, Inc. (a)	162	353,595
Hilton Worldwide Holdings, Inc. (a)	2,572	310,247
		663,842
RETAILING – 3.2%
eBay, Inc.	5,776	405,512
Qurate Retail, Inc., Class A	9,976	130,580
		536,092
AUTOMOBILES & COMPONENTS – 2.4%
General Motors Co. (a)	6,846	405,078
		1,605,012
ENERGY – 7.7%
EOG Resources, Inc.	6,099	508,864
APA Corp.	13,744	297,279
ConocoPhillips	4,156	253,082
Diamondback Energy, Inc.	2,600	244,114
		1,303,339
HEALTH CARE – 7.4%
HEALTH CARE EQUIPMENT & SERVICES – 5.5%
HCA Healthcare, Inc.	1,683	347,943
Humana, Inc.	748	331,154
CVS Health Corp.	3,078	256,842
		935,939
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 1.9%
Regeneron Pharmaceuticals, Inc. (a)	574	320,544
		1,256,483
CONSUMER STAPLES – 5.1%
FOOD, BEVERAGE & TOBACCO – 5.1%
Constellation Brands, Inc., Class A	1,485	347,304
Keurig Dr Pepper, Inc.	7,978	281,141
Altria Group, Inc.	5,000	238,400
		866,845
INDUSTRIALS – 3.9%
CAPITAL GOODS – 3.9%
General Electric Co.	24,000	323,040
Cummins, Inc.	777	189,440
General Dynamics Corp.	800	150,608
		663,088
REAL ESTATE – 1.0%
CBRE Group, Inc., Class A (a)	2,000	171,460
TOTAL COMMON STOCKS – 96.7%
(Cost $7,989,919)		16,382,749

Oakmark Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENT – 3.3%
REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $567,626, collateralized by United States Treasury Notes, 0.125% - 0.250% due 06/15/23 - 06/30/23, aggregate value plus accrued interest of $578,979 (Cost: $567,626)	$567,626	$567,626

TOTAL SHORT-TERM INVESTMENTS – 3.3%
(Cost $567,626)		567,626

TOTAL INVESTMENTS – 100.0% (Cost $8,557,545)		16,950,375

Foreign Currencies (Cost $0) – 0.0% (b)		0	(c)
Liabilities In Excess of Other Assets – 0.0% (b)		(3,809)
TOTAL NET ASSETS – 100.0%		$16,946,566

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

Oakmark Select Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.7%
FINANCIALS – 27.7%
BANKS – 12.9%
Citigroup, Inc.	3,862	$273,237
Bank of America Corp.	6,603	272,258
CIT Group, Inc.	1,357	69,983
First Citizens BancShares, Inc., Class A	56	46,575
First Citizens BancShares, Inc., Class B	10	7,523
		669,576
DIVERSIFIED FINANCIALS – 10.7%
Ally Financial, Inc. (a)	6,140	306,002
Capital One Financial Corp.	1,625	251,356
		557,358
INSURANCE – 4.1%
American International Group, Inc.	4,419	210,359
		1,437,293
COMMUNICATION SERVICES – 26.4%
MEDIA & ENTERTAINMENT – 26.4%
Alphabet, Inc., Class A (b)	234	571,894
Charter Communications, Inc., Class A (b)	389	280,572
Facebook, Inc., Class A (b)	783	272,257
Netflix, Inc. (b)	470	248,047
		1,372,770
CONSUMER DISCRETIONARY – 9.9%
CONSUMER SERVICES – 6.0%
Booking Holdings, Inc. (b)	82	179,424
Hilton Worldwide Holdings, Inc. (b)	1,116	134,669
		314,093
AUTOMOBILES & COMPONENTS – 3.9%
Lear Corp.	1,150	201,572
		515,665
HEALTH CARE – 9.1%
HEALTH CARE EQUIPMENT & SERVICES – 5.8%
HCA Healthcare, Inc.	764	158,021
Humana, Inc.	317	140,342
		298,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 3.3%
Regeneron Pharmaceuticals, Inc. (b)	310	173,148
		471,511
REAL ESTATE – 7.9%
CBRE Group, Inc., Class A (a) (b)	4,760	408,037

INDUSTRIALS – 6.8%
CAPITAL GOODS – 6.8%
General Electric Co.	16,000	215,360
Allison Transmission Holdings, Inc.	3,400	135,116
		350,476
ENERGY – 5.8%
EOG Resources, Inc.	2,054	171,355
APA Corp.	6,000	129,780
		301,135
CONSUMER STAPLES – 4.1%
FOOD, BEVERAGE & TOBACCO – 4.1%
Constellation Brands, Inc., Class A	910	212,746
TOTAL COMMON STOCKS – 97.7% (Cost $2,480,698)		5,069,633

	Par Value	Value
SHORT-TERM INVESTMENTS – 2.5%
REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $131,002, collateralized by United States Treasury Note, 0.125% due 03/31/23, value plus accrued interest of $133,622 (Cost: $131,002)	$131,002	131,002
TOTAL SHORT-TERM INVESTMENTS – 2.5% (Cost $131,002)		131,002
TOTAL INVESTMENTS – 100.2% (Cost $2,611,700)		5,200,635
Liabilities In Excess of Other Assets – (0.2)%		(9,643)
TOTAL NET ASSETS – 100.0%		$5,190,992

(a)	All or a portion of this investment is held in connection with one or more options within the Fund.

(b)	Non-income producing security

Oakmark Select Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

WRITTEN OPTIONS
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums (Received) by Fund	Unrealized Gain/(Loss)

CALLS
Ally Financial, Inc.	$46.00	9/17/21	(3,000)	$(14,952)	$(1,560)	$(1,422)	$(138)
CBRE Group, Inc., Class A	$85.00	9/17/21	(20,000)	$(171,460)	$(9,300)	$(14,379)	$5,079
				$(186,412)	$(10,860)	$(15,801)	$4,941

OAKMARK GLOBAL FUND
Global Diversification—June 30, 2021 (Unaudited)

	% of Equity Investments
North America	47.8%
United States		47.8%
Europe	41.4%
Germany*		16.3%
United Kingdom		12.8%
Switzerland		9.0%
Belgium*		1.2%
Ireland*		1.1%
France*		1.0%
Asia	4.9%
China		2.5%
Japan		1.2%
India		1.2%
Africa	3.1%
South Africa		3.1%
Australasia	1.7%
Australia		1.7%
Latin America	1.1%
Mexico		1.1%

*	Euro currency countries comprise 19.6% of equity investments.

Oakmark Global Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0%
FINANCIALS – 22.2%
BANKS – 10.6%
Lloyds Banking Group PLC (United Kingdom)	121,443	$78,436
Bank of America Corp. (United States)	1,590	65,564
Axis Bank, Ltd. (India) (a)	1,915	19,283
Citigroup, Inc. (United States)	194	13,690
		176,973
DIVERSIFIED FINANCIALS – 7.0%
Credit Suisse Group AG (Switzerland)	7,196	75,375
Julius Baer Group, Ltd. (Switzerland)	639	41,667
		117,042
INSURANCE – 4.6%
Allianz SE (Germany)	229	57,161
Prudential PLC (United Kingdom)	981	18,646
		75,807
		369,822
CONSUMER DISCRETIONARY – 19.6%
AUTOMOBILES & COMPONENTS – 12.3%
General Motors Co. (United States) (a)	1,310	77,507
Daimler AG (Germany)	663	59,170
Continental AG (Germany)	332	48,866
Toyota Motor Corp. (Japan)	228	19,928
		205,471
RETAILING – 5.5%
Naspers, Ltd., N Shares (South Africa)	241	50,546
Alibaba Group Holding, Ltd. (China) (a)	714	20,226
Alibaba Group Holding, Ltd. ADR (China) (a) (b)	89	20,161
Wickes Group PLC (United Kingdom) (a)	181	617
		91,550
CONSUMER SERVICES – 1.6%
Booking Holdings, Inc. (United States) (a)	7	15,907
Compass Group PLC (United Kingdom) (a)	495	10,426
		26,333
CONSUMER DURABLES & APPAREL – 0.2%
Cie Financiere Richemont SA, Class A (Switzerland)	31	3,774
		327,128
COMMUNICATION SERVICES – 14.6%
MEDIA & ENTERTAINMENT – 12.6%
Alphabet, Inc., Class A (United States) (a)	44	106,816
Liberty Broadband Corp., Class C (United States) (a)	248	43,103
The Interpublic Group of Cos., Inc. (United States)	1,026	33,340
Grupo Televisa SAB ADR (Mexico) (b)	1,281	18,291
Charter Communications, Inc., Class A (United States) (a)	11	8,152
		209,702
TELECOMMUNICATION SERVICES – 2.0%
Liberty Global PLC, Class A (United Kingdom) (a)	1,259	34,205
		243,907
INFORMATION TECHNOLOGY – 12.1%
SOFTWARE & SERVICES – 7.9%
Oracle Corp. (United States)	483	37,581
MasterCard, Inc., Class A (United States)	83	30,339
SAP SE (Germany)	214	30,170
Fiserv, Inc. (United States) (a)	155	16,589
Capgemini SE (France)	85	16,347
		131,026
TECHNOLOGY HARDWARE & EQUIPMENT – 4.2%
TE Connectivity, Ltd. (United States)	519	70,174
		201,200
HEALTH CARE – 12.0%
HEALTH CARE EQUIPMENT & SERVICES – 6.4%
Tenet Healthcare Corp. (United States) (a)	768	51,438
Humana, Inc. (United States)	72	31,876
Envista Holdings Corp. (United States) (a)	543	23,446
		106,760
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 5.6%
Bayer AG (Germany)	1,130	68,603
Novartis AG (Switzerland)	266	24,259
		92,862
		199,622
INDUSTRIALS – 10.7%
CAPITAL GOODS – 9.7%
CNH Industrial N.V. (United Kingdom)	2,659	43,900
Howmet Aerospace, Inc. (United States) (a)	874	30,119
Flowserve Corp. (United States)	615	24,777
Johnson Controls International PLC (United States)	328	22,511
Travis Perkins PLC (United Kingdom) (a)	913	21,338
General Dynamics Corp. (United States)	100	18,845
		161,490
TRANSPORTATION – 1.0%
Ryanair Holdings PLC ADR (Ireland) (a) (b)	149	16,149
Ryanair Holdings PLC (Ireland) (a)	62	1,179
		17,328
		178,818
CONSUMER STAPLES – 2.3%
FOOD, BEVERAGE & TOBACCO – 2.3%
Anheuser-Busch InBev SA/NV (Belgium)	264	19,007
Keurig Dr Pepper, Inc. (United States)	526	18,540
		37,547
MATERIALS – 2.3%
Incitec Pivot, Ltd. (Australia)	14,893	26,582

Oakmark Global Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 97.0% (cont.)
MATERIALS – 2.3% (cont.)
Arconic Corp. (United States) (a)	306	$10,901
		37,483
ENERGY – 1.2%
Nov, Inc. (United States) (a)	1,357	20,789
TOTAL COMMON STOCKS – 97.0% (Cost $998,903)		1,616,316

WARRANT – 0.0% (c)
CONSUMER DISCRETIONARY – 0.0% (c)
Cie Financiere Richemont SA (Switzerland) (a)	414	300
TOTAL WARRANTS – 0.0% (Cost $—)		300

	Par Value	Value
FIXED INCOME – 0.3%

		Shares	Value
CONVERTIBLE BOND – 0.3%
FINANCIALS – 0.3%
Credit Suisse Group AG, 144A 3.00%, due 11/12/21 (d)	CHF	2,221	2,689
Credit Suisse Group AG, 144A 3.00%, due 11/12/21 (d)	CHF	2,200	2,659
			5,348
TOTAL CONVERTIBLE BOND – 0.3% (Cost $4,855)			5,348
TOTAL FIXED INCOME – 0.3% (Cost $4,855)			5,348

	Par Value	Value
SHORT-TERM INVESTMENT – 2.8%
REPURCHASE AGREEMENT – 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $46,369, collateralized by United States Treasury Note, 0.125% due 03/31/23, value plus accrued interest of $47,297 (Cost: $46,369)	46,369	46,369
TOTAL SHORT-TERM INVESTMENTS – 2.8% (Cost $46,369)		46,369
TOTAL INVESTMENTS – 100.1% (Cost $1,050,127)		1,668,333
Foreign Currencies (Cost $0) – 0.0% (c)		0	(e)
Liabilities In Excess of Other Assets – (0.1)%		(1,053)
TOTAL NET ASSETS – 100.0%		$1,667,280

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(e)	Amount rounds to less than $1,000.

Oakmark Global Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,733	$19,818	12/15/21	$19,259	$559
				$19,259	$559

OAKMARK GLOBAL SELECT FUND

Global Diversification—June 30, 2021 (Unaudited)

		% of Equity Investments
North America		51.2%
	United States		51.2%
Europe		44.3%
	Germany*		18.7%
	United Kingdom		11.1%
	Switzerland		8.2%
	Netherlands*		4.1%
	France*		2.2%
Asia		4.5%
	China		2.4%
	South Korea		2.1%

*	Euro currency countries comprise 25.0% of equity investments.

Oakmark Global Select Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.5%
FINANCIALS – 23.6%
BANKS – 15.0%
Lloyds Banking Group PLC (United Kingdom)	162,390	$104,882
Bank of America Corp. (United States)	1,934	79,755
Citigroup, Inc. (United States)	1,070	75,681
		260,318
DIVERSIFIED FINANCIALS – 5.0%
Credit Suisse Group AG (Switzerland)	8,208	85,974
INSURANCE – 3.6%
American International Group, Inc. (United States)	1,314	62,537
		408,829
HEALTH CARE – 22.3%
HEALTH CARE EQUIPMENT & SERVICES – 14.8%
Humana, Inc. (United States)	205	90,758
HCA Healthcare, Inc. (United States)	421	87,120
Fresenius Medical Care AG & Co. KGaA (Germany)	942	78,216
		256,094
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 7.5%
Bayer AG (Germany)	1,325	80,463
Novartis AG (Switzerland)	546	49,786
		130,249
		386,343
COMMUNICATION SERVICES – 18.9%
MEDIA & ENTERTAINMENT – 18.9%
Alphabet, Inc., Class A (United States) (a)	80	196,193
Charter Communications, Inc., Class A (United States) (a)	133	95,953
NAVER Corp. (South Korea)	96	35,553
		327,699
CONSUMER DISCRETIONARY – 15.9%
RETAILING – 6.2%
Prosus N.V. (Netherlands)	700	68,442
Alibaba Group Holding, Ltd. (China) (a)	699	19,812
Alibaba Group Holding, Ltd. ADR (China) (a) (b)	86	19,480
		107,734
AUTOMOBILES & COMPONENTS – 5.5%
Daimler AG (Germany)	1,073	95,814
CONSUMER SERVICES – 4.1%
Booking Holdings, Inc. (United States) (a)	23	51,409
Compass Group PLC (United Kingdom) (a)	967	20,366
		71,775
CONSUMER DURABLES & APPAREL – 0.1%
Cie Financiere Richemont SA, Class A (Switzerland)	8	986
		276,309
INFORMATION TECHNOLOGY – 6.7%
SOFTWARE & SERVICES – 6.7%
SAP SE (Germany)	419	59,001
Fiserv, Inc. (United States) (a)	540	57,720
		116,721
REAL ESTATE – 3.5%
CBRE Group, Inc., Class A (United States) (a)	703	60,260
INDUSTRIALS – 3.5%
CAPITAL GOODS – 3.5%
CNH Industrial N.V. (United Kingdom)	3,645	60,192
CONSUMER STAPLES – 2.1%
FOOD, BEVERAGE & TOBACCO – 2.1%
Danone SA (France)	535	37,628
TOTAL COMMON STOCKS – 96.5%
(Cost $1,215,310)		1,673,981

	Par Value	Value
SHORT-TERM INVESTMENTS – 3.1%

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $53,660, collateralized by United States Treasury Notes, 0.125% - 0.250% due 04/30/23 - 06/15/23, aggregate value plus accrued interest of $54,733 (Cost: $53,660)	$53,660	53,660
TOTAL SHORT-TERM INVESTMENTS – 3.1%
(Cost $53,660)		53,660
TOTAL INVESTMENTS – 99.6%
(Cost $1,268,970)		1,727,641
Foreign Currencies (Cost $0) – 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities – 0.4%		6,698
TOTAL NET ASSETS – 100.0%		$1,734,339

(a)       Non-income producing security

(b)       Sponsored American Depositary Receipt

(c)       Amount rounds to less than 0.1%.

(d)       Amount rounds to less than $1,000.

Oakmark Global Select Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local	Base			Unrealized
	Contract	Contract	Settlement	Valuation at	Appreciation/
	Amount	Amount	Date	6/30/21	(Depreciation)
Foreign Currency Sold:
Swiss Franc	15,401	$17,212	12/15/21	$16,727	$485
				$16,727	$485

OAKMARK INTERNATIONAL FUND

Global Diversification—June 30, 2021 (Unaudited)

		% of Equity Investments
Europe		82.5%
	Germany*		25.7%
	United Kingdom		17.5%
	Switzerland		12.9%
	France*		11.7%
	Italy*		4.1%
	Sweden		3.8%
	Netherlands*		1.9%
	Spain*		1.4%
	Belgium*		1.3%
	Ireland*		1.3%
	Finland*		0.9%
Asia		7.6%
	Japan		2.2%
	China		2.0%
	India		1.5%
	South Korea		1.4%
	Indonesia		0.5%
North America		3.5%
	Canada		3.5%
Africa		2.7%
	South Africa		2.7%
Australasia		2.3%
	Australia		2.3%
Latin America		1.4%
	Mexico		1.4%

*       Euro currency countries comprise 48.3% of equity investments.

Oakmark International Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.1%
FINANCIALS – 26.7%
BANKS – 15.2%
Lloyds Banking Group PLC (United Kingdom)	1,862,020	$1,202,609
Intesa Sanpaolo SPA (Italy)	411,120	1,135,597
BNP Paribas SA (France)	16,339	1,024,302
NatWest Group PLC (United Kingdom)	166,420	467,785
Axis Bank, Ltd. (India) (a)	40,147	404,172
Bank Mandiri Persero Tbk PT (Indonesia)	335,114	136,357
		4,370,822
DIVERSIFIED FINANCIALS – 6.8%
Credit Suisse Group AG (Switzerland)	87,054	911,896
EXOR N.V. (Netherlands)	6,538	523,741
Schroders PLC (United Kingdom)	7,330	356,180
AMP, Ltd. (Australia)	168,947	142,540
		1,934,357
INSURANCE – 4.7%
Allianz SE (Germany)	3,909	974,784
Prudential PLC (United Kingdom)	19,415	368,876
		1,343,660
		7,648,839
CONSUMER DISCRETIONARY – 25.0%
AUTOMOBILES & COMPONENTS – 13.3%
Bayerische Motoren Werke AG (Germany)	10,106	1,070,185
Daimler AG (Germany)	11,645	1,039,787
Continental AG (Germany)	6,270	921,750
Toyota Motor Corp. (Japan)	4,937	431,519
Valeo SA (France)	12,040	362,200
		3,825,441
RETAILING – 6.0%
Naspers, Ltd., N Shares (South Africa)	3,547	744,810
H & M Hennes & Mauritz AB, Class B (Sweden) (a)	18,361	435,526
Alibaba Group Holding, Ltd. (China) (a)	9,490	268,903
Alibaba Group Holding, Ltd. ADR (China) (a) (b)	1,175	266,512
		1,715,751
CONSUMER SERVICES – 3.6%
Accor SA (France) (a) (c)	16,303	608,727
Compass Group PLC (United Kingdom) (a)	11,059	232,844
Restaurant Brands International, Inc. (Canada)	2,887	186,010
		1,027,581
CONSUMER DURABLES & APPAREL – 2.1%
Cie Financiere Richemont SA, Class A (Switzerland)	1,910	231,102
The Swatch Group AG, Bearer Shares (Switzerland)	586	200,990
EssilorLuxottica SA (France)	888	163,861
		595,953
		7,164,726
HEALTH CARE – 9.7%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 6.8%
Bayer AG (Germany)	17,766	1,078,815
Novartis AG (Switzerland)	5,040	459,288
Roche Holding AG (Switzerland)	1,055	397,277
		1,935,380
HEALTH CARE EQUIPMENT & SERVICES – 2.9%
Fresenius Medical Care AG & Co. KGaA (Germany)	7,955	660,629
Fresenius SE & Co. KGaA (Germany)	3,476	181,343
		841,972
		2,777,352
INDUSTRIALS – 9.2%
CAPITAL GOODS – 7.2%
CNH Industrial N.V. (United Kingdom) (c)	51,081	843,429
Volvo AB, Class B (Sweden) (d)	12,998	312,716
SKF AB, Class B (Sweden)	12,123	308,663
Komatsu, Ltd. (Japan)	7,441	184,900
Smiths Group PLC (United Kingdom)	7,072	155,542
Rolls-Royce Holdings PLC (United Kingdom) (a)	110,695	151,471
Bunzl PLC (United Kingdom)	3,198	105,688
		2,062,409
TRANSPORTATION – 1.2%
Ryanair Holdings PLC ADR (Ireland) (a) (b) (c)	3,108	336,312
Ryanair Holdings PLC (Ireland) (a) (c)	1,147	21,714
		358,026
COMMERCIAL & PROFESSIONAL SERVICES – 0.8%
Brambles, Ltd. (Australia)	26,829	230,178
		2,650,613
MATERIALS – 8.2%
Glencore PLC (Switzerland)	226,739	970,584
thyssenkrupp AG (Germany) (a) (c)	44,185	460,530
Holcim, Ltd. (Switzerland)	6,523	391,249
Orica, Ltd. (Australia) (c)	27,194	270,835
UPM-Kymmene OYJ (Finland)	6,439	243,554
		2,336,752
COMMUNICATION SERVICES – 7.5%
MEDIA & ENTERTAINMENT – 5.5%
Publicis Groupe SA (France) (c)	6,602	422,270
Grupo Televisa SAB ADR (Mexico) (b)	26,974	385,196
NAVER Corp. (South Korea)	1,027	380,649
WPP PLC (United Kingdom)	27,517	370,825
		1,558,940
TELECOMMUNICATION SERVICES – 2.0%
Liberty Global PLC, Class A (United Kingdom) (a)	18,654	506,642

Oakmark International Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.1% (cont.)
COMMUNICATION SERVICES – 7.5% (cont.)
TELECOMMUNICATION SERVICES – 2.0% (cont.)
Liberty Global PLC, Class C (United Kingdom) (a)	2,749	$74,339
		580,981
		2,139,921
INFORMATION TECHNOLOGY – 5.6%
SOFTWARE & SERVICES – 5.6%
SAP SE (Germany)	3,610	508,645
Open Text Corp. (Canada)	7,857	399,014
Amadeus IT Group SA (Spain) (a)	5,280	371,396
Capgemini SE (France)	1,702	326,997
		1,606,052
TECHNOLOGY HARDWARE & EQUIPMENT – 0.0% (e)
Samsung Electronics Co., Ltd. (South Korea)	152	10,867
		1,616,919
CONSUMER STAPLES – 2.9%
FOOD, BEVERAGE & TOBACCO – 2.4%
Anheuser-Busch InBev SA/NV (Belgium)	4,989	359,698
Danone SA (France)	4,543	319,783
		679,481
HOUSEHOLD & PERSONAL PRODUCTS – 0.5%
Henkel AG & Co. KGaA (Germany)	1,764	162,408
		841,889
ENERGY – 1.3%
Cenovus Energy, Inc. (Canada) (c)	39,615	379,020

TOTAL COMMON STOCKS – 96.1%
(Cost $23,268,750)		27,556,031

PREFERRED STOCKS – 0.2%
CONSUMER STAPLES – 0.2%
HOUSEHOLD & PERSONAL PRODUCTS – 0.2%
Henkel AG & Co. KGaA (Germany)	477	50,383
TOTAL PREFERRED STOCKS – 0.2%
(Cost $47,881)		50,383

		Par Value	Value
FIXED INCOME – 0.3%

CONVERTIBLE BOND – 0.3%
FINANCIALS – 0.3%
Credit Suisse Group AG, 144A 3.00%, due 11/12/21 (f)	CHF	38,400	46,421
Credit Suisse Group AG, 144A 3.00%, due 11/12/21 (f)	CHF	32,087	38,844
			85,265
TOTAL CONVERTIBLE BOND – 0.3%
(Cost $77,380)			85,265
TOTAL FIXED INCOME – 0.3%
(Cost $77,380)			85,265

SHORT-TERM INVESTMENTS – 3.3%

REPURCHASE AGREEMENT – 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $637,827, collateralized by United States Treasury Note, 0.125% due 03/31/23, value plus accrued interest of $650,584 (Cost: $637,827)		637,827	637,827

COMMERCIAL PAPER – 1.1%
American Honda Finance Corp., 0.15% - 0.2%, due 07/06/21 - 08/16/21 (g)		139,700	139,677
Walgreens Boots, 144A, 0.15%, due 07/01/21 - 07/30/21 (f) (g)		75,000	74,996
Kellogg Co., 144A, 0.08% - 0.1%, due 07/01/21 - 07/13/21 (f) (g)		59,000	58,999
General Mills, Inc., 144A, 0.07%, due 07/12/21 - 07/13/21 (f) (g)		40,000	39,998
Schlumberger Holdings, 144A, 0.15%, due 07/29/21 (f) (g)		2,700	2,700

TOTAL COMMERCIAL PAPER – 1.1%
(Cost $316,374)			316,370
TOTAL SHORT-TERM INVESTMENTS – 3.3%
(Cost $954,201)			954,197
TOTAL INVESTMENTS – 99.9% (Cost $24,348,212)			28,645,876
Foreign Currencies (Cost $713) – 0.0% (e)			712
Other Assets In Excess of Liabilities – 0.1%			38,671
TOTAL NET ASSETS – 100.0%			$28,685,259

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	A portion of the security out on loan.
(e)	Amount rounds to less than 0.1%.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:
	CHF	Swiss Franc

Oakmark International Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	311,730	$348,356	12/15/21	$338,562	$9,794
				$338,562	$9,794

Schedule of Transactions with Affiliated Issuers

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands). The industry, country, or geographic region for each of the below affiliates can be found in the Schedule of Investments.

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Realized Gain/(Loss)	Change in Unrealized	Dividend Income	Value September 30, 2020	Value June 30, 2021	Percent of Net Assets
Accor SA	16,303	$66,863	$82,873	(24,539)	$179,349	$0	$469,927	$608,727	2.1%
CNH Industrial N.V. (a)	51,081	0	583,030	58,305	607,645	7,362	760,509	843,429	2.9%
Cenovus Energy, Inc. (a)	39,615	81,013	347,027	(36,809)	423,481	1,509	258,362	379,020	1.3%
G4S PLC (a)	0	0	392,315	33,033	58,587	0	300,695	0	0%
Orica, Ltd.	27,194	23,829	933	202	(27,394)	4,594	275,131	270,835	0.9%
Publicis Groupe SA(a)	6,602	0	354,311	(120,849)	443,519	16,012	453,911	422,270	1.5%
Ryanair Holdings PLC ADR (a)	3,108	37,827	222,507	17,098	99,039	0	404,855	336,312	1.2%
Ryanair Holdings PLC (a)	1,147	0	0	0	6,364	0	15,350	21,714	0.1%
thyssenkrupp AG	44,185	33,584	27,505	(32,688)	265,717	0	221,422	460,530	1.6%

TOTAL	189,235	$243,116	$2,010,501	$(106,247)	$2,056,307	$29,477	$3,160,162	$3,342,837	11.60%

(a)	Due to transactions during the period ended June 30, 2021, the company is no longer an affiliate.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification—June 30, 2021 (Unaudited)

	% of Equity Investments
Europe	71.7%
United Kingdom		21.9%
Switzerland		10.2%
Germany*		8.8%
Italy*		6.9%
Finland*		6.3%
Sweden		5.2%
Norway		3.0%
Denmark		3.0%
Spain*		2.5%
Portugal*		1.8%
Netherlands*		1.3%
Belgium*		0.8%
Asia	11.3%
South Korea		5.1%
Japan		2.9%
China		1.7%
Indonesia		1.6%
Australasia	7.7%
Australia		7.7%
Latin America	5.9%
Mexico		5.9%
North America	3.4%
Canada		3.4%

*	Euro currency countries comprise 28.4% of equity investments.

Oakmark International Small Cap Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.2%
INDUSTRIALS – 32.1%
CAPITAL GOODS – 17.2%
Konecranes Oyj (Finland)	1,513	$63,729
Duerr AG (Germany)	1,443	54,882
Metso Outotec Oyj (Finland)	3,360	39,032
Travis Perkins PLC (United Kingdom) (a)	1,619	37,834
Sulzer AG (Switzerland)	233	32,124
Babcock International Group PLC (United Kingdom) (a)	6,978	27,993
Howden Joinery Group PLC (United Kingdom)	1,192	13,459
Morgan Advanced Materials PLC (United Kingdom)	2,278	11,125
dormakaba Holding AG (Switzerland)	15	9,881
		290,059
COMMERCIAL & PROFESSIONAL SERVICES – 14.0%
ISS A/S (Denmark) (a)	2,063	48,428
Applus Services SA (Spain) (a)	4,112	40,173
Loomis AB (Sweden)	1,282	40,098
SThree PLC (United Kingdom)	4,004	25,560
Mitie Group PLC (United Kingdom) (a)	25,255	23,756
Randstad N.V. (Netherlands)	274	20,940
Hays PLC (United Kingdom) (a)	8,375	18,374
Pagegroup PLC (United Kingdom) (a)	2,328	17,999
		235,328
TRANSPORTATION – 0.9%
Controladora Vuela Cia de Aviacion SAB de CV ADR (Mexico) (a) (b)	825	15,854
		541,241
FINANCIALS – 22.2%
DIVERSIFIED FINANCIALS – 15.5%
Julius Baer Group, Ltd. (Switzerland)	909	59,334
Azimut Holding SpA (Italy)	2,376	57,710
Standard Life Aberdeen PLC (United Kingdom)	10,578	39,654
Element Fleet Management Corp. (Canada)	3,318	38,699
St James's Place PLC (United Kingdom)	1,644	33,585
EFG International AG (Switzerland)	3,861	31,674
		260,656
BANKS – 4.9%
BNK Financial Group, Inc. (South Korea)	7,839	53,810
DGB Financial Group, Inc. (South Korea)	3,547	29,288
		83,098
INSURANCE – 1.8%
Talanx AG (Germany)	742	30,349
		374,103
INFORMATION TECHNOLOGY – 10.3%
SOFTWARE & SERVICES – 9.1%
Software AG (Germany)	1,302	58,591
Atea ASA (Norway) (a)	2,520	48,999
Link Administration Holdings, Ltd. (Australia)	4,685	17,707
TIS, Inc. (Japan)	637	16,275
Equiniti Group PLC (United Kingdom) (a)	2,763	6,865
Nihon Unisys, Ltd. (Japan)	150	4,507
		152,944
TECHNOLOGY HARDWARE & EQUIPMENT – 1.2%
Softwareone Holding AG (Switzerland)	851	20,094
		173,038
COMMUNICATION SERVICES – 8.5%
MEDIA & ENTERTAINMENT – 5.2%
Megacable Holdings SAB de CV (Mexico)	9,549	33,790
oOh!media, Ltd. (Australia) (a)	23,954	31,438
Hakuhodo DY Holdings, Inc. (Japan)	961	14,919
Nordic Entertainment Group AB, Class B (Sweden) (a)	183	8,066
		88,213
TELECOMMUNICATION SERVICES – 3.3%
NOS SGPS SA (Portugal)	8,208	28,771
Sarana Menara Nusantara Tbk PT (Indonesia)	301,183	25,756
		54,527
		142,740
CONSUMER DISCRETIONARY – 7.8%
AUTOMOBILES & COMPONENTS – 4.1%
Pirelli & C SpA (Italy)	7,672	44,537
Autoliv, Inc. (Sweden)	246	24,010
Dometic Group AB (Sweden)	45	764
		69,311
CONSUMER SERVICES – 2.3%
Wynn Macau, Ltd. (China) (a)	17,950	28,251
Autogrill SpA (Italy) (a)	1,401	10,269
		38,520
CONSUMER DURABLES & APPAREL – 0.9%
Gildan Activewear, Inc. (Canada)	434	15,996
RETAILING – 0.5%
Wickes Group PLC (United Kingdom) (a)	2,380	8,100
		131,927
MATERIALS – 5.0%
Incitec Pivot, Ltd. (Australia)	23,593	42,110
DS Smith PLC (United Kingdom)	5,104	29,505
Titan Cement International SA (Belgium) (a)	645	12,548
		84,163
HEALTH CARE – 4.6%
HEALTH CARE EQUIPMENT & SERVICES – 4.6%
ConvaTec Group PLC (United Kingdom)	10,128	33,708
Healius, Ltd. (Australia)	6,089	21,143
Ansell, Ltd. (Australia)	376	12,272

Oakmark International Small Cap Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 96.2% (cont.)
HEALTH CARE – 4.6% (cont.)
HEALTH CARE EQUIPMENT & SERVICES – 4.6% (cont.)
Elekta AB, Class B (Sweden)	766	$11,103
		78,226
CONSUMER STAPLES – 3.3%
HOUSEHOLD & PERSONAL PRODUCTS – 2.7%
Kimberly-Clark de Mexico SAB de CV, Class A (Mexico)	25,610	45,441
FOOD & STAPLES RETAILING – 0.6%
Sugi Holdings Co., Ltd. (Japan)	152	11,046
		56,487
REAL ESTATE – 2.4%
LSL Property Services PLC (United Kingdom) (a)	4,586	27,406
IWG PLC (Switzerland) (a)	3,024	12,576
		39,982
TOTAL COMMON STOCKS – 96.2%
(Cost $1,305,593)		1,621,907

	Par Value	Value
SHORT-TERM INVESTMENT – 3.7%

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $62,144, collateralized by United States Treasury Note, 0.125% due 03/31/23, value plus accrued interest of $63,387 (Cost: $62,144)	$62,144	62,144

TOTAL SHORT-TERM INVESTMENTS – 3.7%
(Cost $62,144)		62,144
TOTAL INVESTMENTS – 99.9%
(Cost $1,367,737)		1,684,051
Foreign Currencies (Cost $111) – 0.0% (c)		111
Other Assets In Excess of Liabilities – 0.1%		1,045
TOTAL NET ASSETS – 100.0%		$1,685,207

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.

Oakmark International Small Cap Fund	June 30, 2021 (Unaudited)
Schedule of Investments (in thousands)

FORWARD FOREIGN CURRENCY CONTRACT (in thousands)

	Local Contract Amount	Base Contract Amount	Settlement Date	Valuation at 6/30/21	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	17,386	$19,430	12/15/21	$18,882	$548
				$18,882	$548

Oakmark Equity and Income Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS – 64.4%
FINANCIALS – 12.7%
BANKS – 6.9%
Bank of America Corp.	8,875	$365,933
Citigroup, Inc.	2,530	178,971
		544,904
DIVERSIFIED FINANCIALS – 3.4%
Ally Financial, Inc.	4,364	217,487
State Street Corp.	653	53,745
		271,232
INSURANCE – 2.4%
Reinsurance Group of America, Inc.	1,087	123,884
American International Group, Inc.	1,460	69,477
		193,361
		1,009,497
COMMUNICATION SERVICES – 10.5%
MEDIA & ENTERTAINMENT – 10.5%
Alphabet, Inc., Class A (a)	187	455,638
Charter Communications, Inc., Class A (a)	290	209,076
Comcast Corp., Class A	1,760	100,361
Facebook, Inc., Class A (a)	213	74,062
		839,137
CONSUMER DISCRETIONARY – 9.4%
AUTOMOBILES & COMPONENTS – 8.4%
General Motors Co. (a)	4,705	278,389
BorgWarner, Inc.	3,140	152,435
Lear Corp.	832	145,909
Thor Industries, Inc.	808	91,273
		668,006
CONSUMER DURABLES & APPAREL – 0.6%
Carter's, Inc.	471	48,634

CONSUMER SERVICES – 0.4%
Booking Holdings, Inc. (a)	16	35,754
		752,394
HEALTH CARE – 8.7%
HEALTH CARE EQUIPMENT & SERVICES – 7.9%
CVS Health Corp.	3,540	295,349
HCA Healthcare, Inc.	691	142,775
LivaNova PLC (a)	1,280	107,661
Humana, Inc.	100	44,405
Zimmer Biomet Holdings, Inc.	236	37,937
		628,127
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – 0.8%
Regeneron Pharmaceuticals, Inc. (a)	122	68,030
		696,157
CONSUMER STAPLES – 6.3%
FOOD, BEVERAGE & TOBACCO – 6.3%
Philip Morris International, Inc.	2,388	236,655
Keurig Dr Pepper, Inc.	3,092	108,948
Nestlé SA ADR (b)	723	90,187
Constellation Brands, Inc., Class A	280	65,559
		501,349
INDUSTRIALS – 5.8%
CAPITAL GOODS – 5.8%
Carlisle Cos., Inc.	773	147,879
Howmet Aerospace, Inc. (a)	3,340	115,124
Johnson Controls International PLC	1,423	97,688
General Dynamics Corp.	518	97,462
		458,153
INFORMATION TECHNOLOGY – 4.2%
TECHNOLOGY HARDWARE & EQUIPMENT – 2.9%
TE Connectivity, Ltd.	1,718	232,331
SOFTWARE & SERVICES – 1.3%
salesforce.com, Inc. (a)	277	67,736
Fiserv, Inc. (a)	357	38,107
		105,843
		338,174
ENERGY – 3.3%
PDC Energy, Inc.	2,465	112,853
ChampionX Corp. (a)	2,755	70,662
Diamondback Energy, Inc.	615	57,766
Nov, Inc. (a)	1,615	24,745
		266,026
MATERIALS – 2.7%
Glencore PLC	28,371	121,444
Arconic Corp. (a)	1,823	64,927
Sealed Air Corp.	521	30,875
		217,246
REAL ESTATE – 0.8%
The Howard Hughes Corp. (a)	622	60,630
TOTAL COMMON STOCKS – 64.4% (Cost $2,337,240)		5,138,763

PREFERRED STOCKS – 0.2%
FINANCIALS – 0.1%
Signature Bank/New York NY (c), 5.00%	292	7,623
CONSUMER STAPLES – 0.1%
Bunge, Ltd. (c), 4.88%	62	7,248
COMMUNICATION SERVICES – 0.0% (d)
Liberty Broadband Corp. (c), 7.00%	50	1,396
TOTAL PREFERRED STOCKS – 0.2% (Cost $15,013)		16,267

Oakmark Equity and Income Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 24.4%

CORPORATE BONDS – 17.1%
CONSUMER DISCRETIONARY – 4.0%
Aramark Services, Inc., 144A
6.375%, due 05/01/25 (e)	$9,900	$10,519
Asbury Automotive Group, Inc.
4.50%, due 03/01/28	1,600	1,644
Booking Holdings, Inc.
3.60%, due 06/01/26	14,730	16,334
3.55%, due 03/15/28	9,950	11,111
4.625%, due 04/13/30	4,950	5,921
BorgWarner, Inc.
2.65%, due 07/01/27	4,215	4,472
Caesars Resort Collection LLC / CRC Finco, Inc., 144A
5.25%, due 10/15/25 (e)	25,870	26,237
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
4.75%, due 03/01/30 (e)	2,980	3,148
5.125%, due 05/01/27 (e)	250	262
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, due 03/15/28	9,950	11,269
4.50%, due 02/01/24	2,985	3,251
Expedia Group, Inc.
5.00%, due 02/15/26	22,860	26,077
3.25%, due 02/15/30	5,860	6,127
International Game Technology PLC, 144A
6.50%, due 02/15/25 (e)	19,600	21,977
6.25%, due 01/15/27 (e)	200	228
Lear Corp.
4.25%, due 05/15/29	7,955	8,963
3.50%, due 05/30/30	6,950	7,475
Lithia Motors, Inc., 144A
3.875%, due 06/01/29 (e)	4,250	4,405
4.625%, due 12/15/27 (e)	2,980	3,152
4.375%, due 01/15/31 (e)	2,000	2,142
5.25%, due 08/01/25 (e)	1,990	2,047
Marriott International, Inc.
4.625%, due 06/15/30	9,400	10,837
4.00%, due 04/15/28	9,761	10,735
4.15%, due 12/01/23	8,094	8,679
3.60%, due 04/15/24	6,960	7,420
MGM Resorts International
4.75%, due 10/15/28	13,875	14,742
6.75%, due 05/01/25	9,850	10,551
Rent-A-Center, Inc., 144A
6.375%, due 02/15/29 (e)	350	376
Sands China, Ltd.
5.40%, due 08/08/28	5,000	5,808
5.125%, due 08/08/25	3,000	3,352
4.60%, due 08/08/23	2,000	2,124
Scientific Games International, Inc., 144A
5.00%, due 10/15/25 (e)	19,910	20,557
Starbucks Corp.
3.80%, due 08/15/25	9,950	11,013
4.00%, due 11/15/28	2,985	3,437
The William Carter Co., 144A
5.625%, due 03/15/27 (e)	1,750	1,841
Tractor Supply Co.
1.75%, due 11/01/30	1,980	1,889
Under Armour, Inc.
3.25%, due 06/15/26	12,565	13,018
Wolverine World Wide, Inc., 144A
5.00%, due 09/01/26 (e)	12,140	12,444
Yum! Brands, Inc.
3.875%, due 11/01/23	6,329	6,645
		322,229
INDUSTRIALS – 3.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons LLC, 144A
3.50%, due 02/15/23 (e)	12,470	12,801
Bacardi, Ltd., 144A
4.45%, due 05/15/25 (e)	4,900	5,448
BAT Capital Corp.
3.557%, due 08/15/27	6,965	7,462
2.259%, due 03/25/28	2,975	2,955
BAT International Finance PLC
1.668%, due 03/25/26	4,460	4,459
Carrier Global Corp.
2.493%, due 02/15/27	4,965	5,199
2.242%, due 02/15/25	4,965	5,164
CSX Corp.
2.50%, due 05/15/51	3,400	3,089
Delta Air Lines, Inc.
3.80%, due 04/19/23	9,425	9,781
Fedex Corp. Pass Through Trust
1.875%, due 08/20/35	10,609	10,537
Fortune Brands Home & Security, Inc.
4.00%, due 06/15/25	13,430	14,802
4.00%, due 09/21/23	9,945	10,643
GXO Logistics, Inc., 144A
1.65%, due 07/15/26 (e)	6,750	6,716
Hilton Domestic Operating Co., Inc., 144A
4.00%, due 05/01/31 (e)	19,250	19,421
3.625%, due 02/15/32 (e)	13,500	13,331
3.75%, due 05/01/29 (e)	9,000	9,069
Howmet Aerospace, Inc.
6.875%, due 05/01/25	14,890	17,332
Kraft Heinz Foods Co.
3.875%, due 05/15/27	1,900	2,083
Lennox International, Inc.
1.35%, due 08/01/25	2,000	2,013
1.70%, due 08/01/27	1,995	1,996
Raytheon Technologies Corp.
3.65%, due 08/16/23	169	179
Southwest Airlines Co.
5.125%, due 06/15/27	15,853	18,677
5.25%, due 05/04/25	7,875	8,988
The Boeing Co.
2.70%, due 02/01/27	41,847	43,276
Uber Technologies, Inc., 144A

Oakmark Equity and Income Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 24.4% (cont.)
CORPORATE BONDS – 17.1% (cont.)
INDUSTRIALS – 3.7% (cont.)
8.00%, due 11/01/26 (e)	$21,430	$23,091
7.50%, due 05/15/25 (e)	7,940	8,569
7.50%, due 09/15/27 (e)	4,470	4,912
United Airlines, Inc., 144A
4.375%, due 04/15/26 (e)	250	259
4.625%, due 04/15/29 (e)	250	259
Viterra Finance BV, 144A
2.00%, due 04/21/26 (e)	6,400	6,411
WESCO Distribution, Inc.
5.375%, due 06/15/24	13,675	13,860
		292,782
FINANCIALS – 3.3%
Ally Financial, Inc.
4.70%(5 year Treasury Constant Maturity Rate + 3.868%) (c) (f)	23,750	24,527
3.875%, due 05/21/24	7,950	8,567
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (e)	17,750	17,503
Bank of America Corp.
4.45%, due 03/03/26	5,000	5,667
Berkshire Hathaway Finance Corp.
1.45%, due 10/15/30	1,980	1,935
CenterState Bank Corp.
5.75% (SOFRRATE + 5.617%), due 06/01/30 (f)	4,960	5,421
Citigroup, Inc.
3.352%(3 mo. USD LIBOR + 0.897%), due 04/24/25 (f)	22,860	24,360
3.40%, due 05/01/26	15,000	16,381
CNO Financial Group, Inc.
5.25%, due 05/30/25	5,895	6,687
Credit Suisse Group AG, 144A
7.50% (USD 5 Year Swap rate + 4.598%) (c) (e) (f)	15,000	16,640
E*TRADE Financial Corp.
2.95%, due 08/24/22	11,965	12,289
Extra Space Storage, LP REIT
2.55%, due 06/01/31	3,750	3,780
JPMorgan Chase & Co.
1.406% (3 mo. USD LIBOR + 1.230%), due 10/24/23 (f)	19,910	20,189
LPL Holdings, Inc., 144A
4.00%, due 03/15/29 (e)	3,850	3,869
MSCI, Inc., 144A
5.375%, due 05/15/27 (e)	6,965	7,418
Nasdaq, Inc.
1.65%, due 01/15/31	8,750	8,276
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (e)	14,000	14,235
Principal Life Global Funding II, 144A
2.375%, due 11/21/21 (e)	6,970	7,028
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	6,900	7,386
3.95%, due 09/15/26	4,905	5,446
S&P Global, Inc.
2.95%, due 01/22/27	9,810	10,592
Stifel Financial Corp.
4.00%, due 05/15/30	6,900	7,650
SVB Financial Group
2.10%, due 05/15/28	6,500	6,598
4.00%(5 year Treasury Constant Maturity Rate + 3.202%) (c) (f)	4,000	4,071
The Goldman Sachs Group, Inc.
3.20%, due 02/23/23	7,000	7,302
1.934%(3 mo. USD LIBOR + 1.750%), due 10/28/27 (f)	2,975	3,150
Wells Fargo & Co.
1.416% (3 mo. USD LIBOR + 1.230%), due 10/31/23 (f)	8,603	8,723
		265,690
ENERGY – 1.2%
Apergy Corp.
6.375%, due 05/01/26	12,919	13,549
Diamondback Energy, Inc.
3.125%, due 03/24/31	7,250	7,522
4.75%, due 05/31/25	2,900	3,266
NOV, Inc.
3.60%, due 12/01/29	24,835	25,964
Occidental Petroleum Corp.
3.50%, due 08/15/29	6,945	6,945
Oceaneering International, Inc.
4.65%, due 11/15/24	4,005	4,032
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (e)	20,576	21,656
Schlumberger Holdings Corp., 144A
4.00%, due 12/21/25 (e)	9,830	10,907
		93,841
INFORMATION TECHNOLOGY – 1.2%
Apple, Inc.
1.65%, due 02/08/31	9,750	9,612
2.65%, due 02/08/51	6,000	5,869
Avnet, Inc.
4.875%, due 12/01/22	8,275	8,752
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.00%, due 01/15/22	6,684	6,759
3.50%, due 01/15/28	4,975	5,462
Broadcom, Inc., 144A
3.469%, due 04/15/34 (e)	9,955	10,479
3.419%, due 04/15/33 (e)	6,950	7,307
CommScope, Inc., 144A
5.50%, due 03/01/24 (e)	3,480	3,580
Dell International LLC / EMC Corp.
5.45%, due 06/15/23	14,725	15,973
Motorola Solutions, Inc.
4.60%, due 02/23/28	2,985	3,481
NortonLifeLock, Inc.,144A
5.00%, due 04/15/25 (e)	1,000	1,014
NXP BV / NXP Funding LLC / NXP USA, Inc., 144A
2.50%, due 05/11/31 (e)	3,750	3,798

Oakmark Equity and Income Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 24.4% (cont.)
CORPORATE BONDS – 17.1% (cont.)
INFORMATION TECHNOLOGY – 1.2% (cont.)
Tyco Electronics Group SA
3.70%, due 02/15/26	$9,830	$10,773
		92,859
REAL ESTATE – 1.1%
CBRE Services, Inc.
2.50%, due 04/01/31	10,750	10,899
GLP Capital, LP / GLP Financing II, Inc. REIT
5.375%, due 11/01/23	12,000	13,040
4.00%, due 01/15/31	9,425	10,155
5.75%, due 06/01/28	4,975	5,920
5.25%, due 06/01/25	4,975	5,600
5.375%, due 04/15/26	3,925	4,518
MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. REIT
5.625%, due 05/01/24	2,945	3,189
MPT Operating Partnership, LP / MPT Finance Corp. REIT
3.50%, due 03/15/31	3,900	3,939
Omega Healthcare Investors, Inc. REIT
5.25%, due 01/15/26	4,982	5,684
4.375%, due 08/01/23	3,098	3,298
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,750	1,752
The Howard Hughes Corp., 144A
4.375%, due 02/01/31 (e)	8,750	8,718
5.375%, due 08/01/28 (e)	3,400	3,609
Ventas Realty, LP REIT
3.125%, due 06/15/23	2,490	2,592
3.50%, due 02/01/25	900	972
		83,885
COMMUNICATION SERVICES – 0.9%
Netflix, Inc.
4.875%, due 04/15/28	33,740	39,181
5.875%, due 02/15/25	11,940	13,798
5.875%, due 11/15/28	6,965	8,549
Netflix, Inc., 144A
5.375%, due 11/15/29 (e)	4,970	6,036
Twitter, Inc., 144A
3.875%, due 12/15/27 (e)	700	744
Zayo Group Holdings, Inc., 144A
4.00%, due 03/01/27 (e)	250	248
		68,556
HEALTH CARE – 0.8%
AbbVie, Inc.
2.95%, due 11/21/26	6,955	7,481
Centene Corp.
4.25%, due 12/15/27	2,980	3,140
Charles River Laboratories International, Inc., 144A
4.00%, due 03/15/31 (e)	1,350	1,404
Cigna Corp.
2.375%, due 03/15/31	5,850	5,939
CVS Health Corp.
5.00%, due 12/01/24	6,880	7,729
HCA, Inc.
5.625%, due 09/01/28	2,985	3,537
5.375%, due 09/01/26	500	575
IQVIA, Inc., 144A
5.00%, due 10/15/26 (e)	7,800	8,054
Johnson & Johnson
1.30%, due 09/01/30	915	889
Perrigo Finance Unlimited Co.
3.15%, due 06/15/30	1,050	1,074
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	5,950	5,644
Universal Health Services, Inc., 144A
5.00%, due 06/01/26 (e)	8,325	8,533
Zimmer Biomet Holdings, Inc.
3.05%, due 01/15/26	4,965	5,350
3.15%, due 04/01/22	3,810	3,871
		63,220
CONSUMER STAPLES – 0.3%
Altria Group, Inc.
2.45%, due 02/04/32	10,750	10,402
Philip Morris International, Inc.
1.75%, due 11/01/30	2,970	2,873
Post Holdings, Inc., 144A
5.75%, due 03/01/27 (e)	500	523
Smithfield Foods, Inc., 144A
3.35%, due 02/01/22 (e)	4,975	5,045
2.65%, due 10/03/21 (e)	3,980	3,999
4.25%, due 02/01/27 (e)	995	1,088
Sysco Corp.
5.65%, due 04/01/25	995	1,153
		25,083
MATERIALS – 0.3%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (e)	3,750	3,795
Glencore Funding LLC, 144A
3.875%, due 10/27/27 (e)	9,950	10,943
3.00%, due 10/27/22 (e)	9,950	10,230
		24,968
COMMUNICATIONS – 0.3%
T-Mobile USA, Inc.
3.75%, due 04/15/27	19,855	21,940
3.50%, due 04/15/25	1,985	2,151
		24,091
UTILITIES – 0.0% (d)
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (f)	3,750	3,779

Oakmark Equity and Income Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 24.4% (cont.)
CORPORATE BONDS – 17.1% (cont.)
Total Corporate Bonds
(Cost $1,276,020)		1,360,983

GOVERNMENT AND AGENCY SECURITIES – 6.3%
U.S. GOVERNMENT NOTES – 6.3%
United States Treasury Notes
2.125%, due 08/15/21	$250,000	$250,646
2.00%, due 11/30/22	74,625	76,561
1.75%, due 03/31/22	74,645	75,572
2.125%, due 12/31/22	49,745	51,195
1.875%, due 11/30/21	49,785	50,158
		504,132
Total Government and Agency Securities
(Cost $499,008)		504,132

BANK LOANS – 1.0%
INDUSTRIALS – 0.4%
Skymiles IP, Ltd. 2020 Term Loan B
4.75% (1 mo. USD LIBOR + 3.750%), due 10/20/27 (f)	14,000	14,780
US Foods, Inc. 2016 Term Loan B
1.85% (1 mo. USD LIBOR + 1.750%), due 06/27/23 (f)	8,972	8,879
Adient US LLC 2021 Term Loan B
3.60% (3 mo. USD LIBOR + 3.500%), due 04/08/28 (f)	6,000	5,998
United Airlines, Inc. 2021 Term Loan B, 144A
4.50% (3 mo. USD LIBOR + 3.750%), due 04/21/28 (e) (f)	2,993	3,029
		32,686
FINANCIALS – 0.3%
Blackstone Mortgage Trust, Inc. Term Loan B
2.35% (1 mo. USD LIBOR + 2.250%), due 04/23/26 (f)	19,906	19,699
Zebra Buyer LLC Term Loan B
0.00%, due 04/21/28 (g)	3,000	3,007
		22,706
MATERIALS – 0.2%
Asplundh Tree Expert LLC 2021 Term Loan B
1.85% (3 mo. USD LIBOR + 1.750%), due 09/07/27 (f)	13,935	13,881
ENERGY – 0.1%
Apergy Corp. 2020 Term Loan
6.00% (3 mo. USD LIBOR + 5.000%), due 06/03/27 (f)	13,015	13,259
CONSUMER DISCRETIONARY – 0.0% (d)
Rent A Center, Inc. 2021 Term Loan B
4.75% (1 mo. USD LIBOR + 4.000%), due 02/17/28 (f)	997	997
Total Bank Loans
(Cost $82,861)		83,529
TOTAL FIXED INCOME – 24.4%
(Cost $1,857,889)		1,948,644

SHORT-TERM INVESTMENTS – 11.6%

REPURCHASE AGREEMENT – 6.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $501,169, collateralized by United States Treasury Notes, 0.125% - 0.625% due 03/31/23 - 04/30/23, aggregate value plus accrued interest of $511,192 (Cost: $501,168)	$501,168	$501,168

COMMERCIAL PAPER – 5.3%
American Honda Finance Corp.,
0.10% - 0.17%, due 07/07/21 - 08/18/21 (h)	206,491	206,456
Walgreens Boots, 144A,
0.15% - 0.17%, due 07/01/21 - 07/30/21 (e) (h)	97,500	97,496
Kellogg Co., 144A,
0.08% - 0.1%, due 07/02/21 - 07/14/21 (e) (h)	71,500	71,498
General Mills, Inc., 144A,
0.07%, due 07/07/21 - 07/12/21 (e) (h)	47,000	46,998
Total Commercial Paper
(Cost $422,455)		422,448
TOTAL SHORT-TERM INVESTMENTS – 11.6%
(Cost $923,623)		923,616
TOTAL INVESTMENTS – 100.6%
(Cost $5,133,765)		8,027,290
Foreign Currencies – 0.0%(d)		0	(i)
Liabilities In Excess of Other Assets – (0.6)%		(48,310)
NET ASSETS – 100.0%		$7,978,980

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Security is perpetual and has no stated maturity date.
(d)	Amount rounds to less than 0.1%.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(f)	Floating Rate Note. Rate shown is as of June 30, 2021.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(i)	Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

Oakmark Bond Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Shares	Value
PREFERRED STOCKS – 1.8%
COMMUNICATION SERVICES – 0.9%
Liberty Broadband Corp. (a), 7.00%	32	$889
FINANCIALS – 0.5%
Signature Bank/New York NY (a), 5.00%	16	423
CONSUMER STAPLES – 0.4%
Bunge, Ltd. (a), 4.88%	3	395
TOTAL PREFERRED STOCKS – 1.8%
(Cost $1,587)		1,707

	Par Value	Value
FIXED INCOME – 97.0%

CORPORATE BONDS – 48.4%
INDUSTRIALS – 11.2%
BAT Capital Corp.
2.259%, due 03/25/28	$1,000	993
Delta Air Lines, Inc. / SkyMiles IP, Ltd, 144A
4.75%, due 10/20/28 (b)	500	556
Fedex Corp. Pass Through Trust
1.875%, due 08/20/35	973	967
Hilton Domestic Operating Co., Inc., 144A
3.625%, due 02/15/32 (b)	1,000	987
Howmet Aerospace, Inc.
6.875%, due 05/01/25	750	873
Kraft Heinz Foods Co.
3.875%, due 05/15/27	500	548
Lennox International, Inc.
1.70%, due 08/01/27	1,000	1,000
Southwest Airlines Co.
5.125%, due 06/15/27	1,000	1,178
The Boeing Co.
2.70%, due 02/01/27	750	776
Uber Technologies, Inc., 144A
7.50%, due 09/15/27 (b)	1,000	1,099
United Airlines, Inc., 144A
4.625%, due 04/15/29 (b)	500	518
US Foods, Inc., 144A
4.75%, due 02/15/29 (b)	250	255
Viterra Finance BV, 144A
2.00%, due 04/21/26 (b)	1,000	1,002
		10,752
FINANCIALS – 9.0%
Ally Financial, Inc.
4.70% (5 year Treasury Constant Maturity Rate + 3.481%) (a) (c)	1,000	1,013
Apollo Commercial Real Estate Finance, Inc. REIT, 144A
4.625%, due 06/15/29 (b)	1,000	986
Extra Space Storage, LP REIT
2.55%, due 06/01/31	1,000	1,008
LPL Holdings, Inc., 144A
4.00%, due 03/15/29 (b)	500	502
Nasdaq, Inc.
1.65%, due 01/15/31	1,000	946
Pershing Square Holdings, Ltd, 144A
3.25%, due 11/15/30 (b)	1,000	1,017
Reinsurance Group of America, Inc.
3.15%, due 06/15/30	1,000	1,070
Signature Bank/New York NY
4.00% (AMERIBOR + 3.890%), due 10/15/30 (c)	1,000	1,062
SVB Financial Group
4.00% (5 year Treasury Constant Maturity Rate + 3.202%) (a) (c)	1,000	1,018
		8,622
CONSUMER DISCRETIONARY – 8.8%
Booking Holdings, Inc.
3.55%, due 03/15/28	1,000	1,117
BorgWarner, Inc.
2.65%, due 07/01/27	750	796
Lithia Motors, Inc., 144A
4.375%, due 01/15/31 (b)	750	803
3.875%, due 06/01/29 (b)	500	518
M/I Homes, Inc.
4.95%, due 02/01/28	500	522
Marriott International, Inc.
4.15%, due 12/01/23	1,500	1,608
4.625%, due 06/15/30	750	865
3.125%, due 06/15/26	250	265
MGM Resorts International
4.75%, due 10/15/28	500	531
Rent-A-Center, Inc., 144A
6.375%, due 02/15/29 (b)	500	537
The Home Depot, Inc.
2.375%, due 03/15/51	1,000	926
		8,488
HEALTH CARE – 5.2%
AbbVie, Inc.
2.95%, due 11/21/26	750	807
Astrazeneca Finance LLC
1.75%, due 05/28/28	1,000	1,000
Charles River Laboratories International, Inc., 144A
4.00%, due 03/15/31 (b)	500	520
Emergent BioSolutions, Inc., 144A
3.875%, due 08/15/28 (b)	250	245
Perrigo Finance Unlimited Co.
3.15%, due 06/15/30	750	767
Regeneron Pharmaceuticals, Inc.
1.75%, due 09/15/30	1,250	1,186
Tenet Healthcare Corp, 144A
4.25%, due 06/01/29 (b)	500	506
		5,031
ENERGY – 4.8%
Chesapeake Energy Corp, 144A
5.875%, due 02/01/29 (b)	1,000	1,082
Diamondback Energy, Inc.
3.125%, due 03/24/31	500	519
Enable Midstream Partners, LP
4.15%, due 09/15/29	500	548
EQT Corp, 144A
3.125%, due 05/15/26 (b)	100	102
NOV, Inc.
3.60%, due 12/01/29	750	784
Parsley Energy LLC / Parsley Finance Corp, 144A
4.125%, due 02/15/28 (b)	1,500	1,579
		4,614

Oakmark Bond Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
FIXED INCOME – 97.0% (cont.)

CORPORATE BONDS – 48.4% (cont.)
REAL ESTATE – 2.7%
CBRE Services, Inc.
2.50%, due 04/01/31	$1,000	$1,014
GLP Capital, LP / GLP Financing II, Inc. REIT
4.00%, due 01/15/31	500	539
Sun Communities Operating, LP REIT
2.70%, due 07/15/31	1,000	1,001
		2,554
COMMUNICATION SERVICES – 2.0%
Alphabet, Inc.
2.05%, due 08/15/50	750	662
T-Mobile USA, Inc.
4.00%, due 04/15/22	1,211	1,233
		1,895
MATERIALS – 1.6%
Anglo American Capital PLC, 144A
2.25%, due 03/17/28 (b)	1,000	1,012
Kraton Polymers LLC / Kraton Polymers Capital Corp, 144A
4.25%, due 12/15/25 (b)	500	510
		1,522
INFORMATION TECHNOLOGY – 1.1%
NXP BV / NXP Funding LLC / NXP USA, Inc., 144A
2.50%, due 05/11/31 (b)	1,000	1,013
UTILITIES – 1.0%
The Southern Co.
3.75% (5 year Treasury Constant Maturity Rate + 2.915%), due 09/15/51 (c)	1,000	1,008
CONSUMER STAPLES – 1.0%
Altria Group, Inc.
2.45%, due 02/04/32	1,000	968
Total Corporate Bonds
(Cost $45,088)		46,467

GOVERNMENT AND AGENCY SECURITIES – 39.3%
U.S. GOVERNMENT NOTES – 25.0%
United States Treasury Notes
0.25%, due 06/15/24	7,500	7,455
1.50%, due 09/30/24	4,000	4,127
0.375%, due 03/31/22	4,000	4,008
0.25%, due 05/31/25	4,000	3,934
1.25%, due 06/30/28	3,000	3,008
1.625%, due 05/15/31	1,000	1,017
1.125%, due 02/15/31	500	486
		24,035
U.S. GOVERNMENT AGENCIES – 14.3%
Federal Farm Credit Banks Funding Corp.
0.32%, due 12/23/24	5,000	4,949
0.36%, due 09/24/24	4,000	3,968
Federal Home Loan Banks
0.48%, due 09/10/24	2,500	2,489
0.50%, due 08/27/24	2,360	2,357
		13,763
Total Government and Agency Securities
(Cost $37,946)		37,798

BANK LOANS – 9.3%
INDUSTRIALS – 4.1%
Adient US LLC 2021 Term Loan B
3.60% (3 mo. USD LIBOR + 3.500%), due 04/08/28 (c)	1,000	1,000
Skymiles IP, Ltd. 2020 Term Loan B
4.75% (1 mo. USD LIBOR + 3.750%), due 10/20/27 (c)	1,000	1,056
US Foods, Inc. 2016 Term Loan B
1.85% (1 mo. USD LIBOR + 1.750%), due 06/27/23 (c)	897	888
United Airlines, Inc. 2021 Term Loan B, 144A
4.50% (3 mo. USD LIBOR + 3.750%), due 04/21/28 (b) (c)	998	1,009
		3,953
FINANCIALS – 2.1%
Blackstone Mortgage Trust, Inc. Term Loan B
2.35% (1 mo. USD LIBOR + 2.250%), due 04/23/26 (c)	995	985
Zebra Buyer LLC Term Loan B
0.00%, due 04/21/28 (d)	1,000	1,002
		1,987
CONSUMER DISCRETIONARY – 1.1%
Rent A Center, Inc. 2021 Term Loan B
4.75% (1 mo. USD LIBOR + 4.000%), due 02/17/28 (c)	997	997
MATERIALS – 1.0%
Asplundh Tree Expert LLC 2021 Term Loan B
1.85% (3 mo. USD LIBOR + 1.750%), due 09/07/27 (c)	995	991
ENERGY – 1.0%
Apergy Corp. 2020 Term Loan
6.00% (3 mo. USD LIBOR + 5.000%), due 06/03/27 (c)	950	968
Total Bank Loans
(Cost $8,798)		8,896
TOTAL FIXED INCOME – 97.0%
(Cost $91,832)		93,161

SHORT-TERM INVESTMENTS – 1.8%

REPURCHASE AGREEMENT – 1.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/21 due 07/01/21, repurchase price $1,288, collateralized by United States Treasury Note, 0.125% due 03/31/23, value plus accrued interest of $1,314 (Cost: $1,288)	1,288	1,288

Oakmark Bond Fund	June 30, 2021 (Unaudited)

Schedule of Investments (in thousands)

	Par Value	Value
SHORT-TERM INVESTMENTS – 1.8% (cont.)

COMMERCIAL PAPER – 0.5%
Walgreens Boots, 144A,
0.15%, due 07/01/21 (b)
(Cost $500)	$500	$500
TOTAL SHORT-TERM INVESTMENTS – 1.8%
(Cost $1,788)		1,788
TOTAL INVESTMENTS – 100.6%
(Cost $95,207)		96,656
Liabilities In Excess of Other Assets – (0.6)%		(560)
NET ASSETS – 100.0%		$96,096

(a)	Security is perpetual and has no stated maturity date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers.
(c)	Floating Rate Note. Rate shown is as of June 30, 2021.
(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

Abbreviations:

REIT: Real Estate Investment Trust

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund("Oakmark"), Oakmark Select Fund ("Select"), Oakmark Global Fund ("Global"), Oakmark Global Select Fund ("Global Select"), Oakmark International Fund("International"), Oakmark International Small Cap Fund ("Int'l Small Cap"), Oakmark Equity and Income Fund ("Equity and Income") and the Oakmark Bond Fund ("Bond"). Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security valuation

The share price is also called the net asset value (the “NAV”) of a share. The NAV of shares of each class is normally determined by the Funds’ custodian as of the close of regular session trading (usually 4:00 p.m. Eastern time) on the New York Stock Exchange (the “NYSE”) on any day on which the NYSE is open for regular trading. If the NYSE is unexpectedly closed on a day it would normally be open for business, or if the NYSE has an unscheduled early closure, the Funds reserve the right to accept purchase and redemption orders and calculate their share price as of the normally scheduled close of regular trading on the NYSE for that day.

The NYSE is closed on Saturdays and Sundays and on New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. A Fund’s NAV will not be calculated on days when the NYSE is closed. The NAV of a class of Fund shares is determined by dividing the value of the assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Trading in securities of non-U.S. issuers takes place in various markets on some days and at times when the NYSE is not open for trading. In addition, securities of non-U.S. issuers may not trade on some days when the NYSE is open for trading. The value of the Funds’ portfolio holdings may change on days when the NYSE is not open for trading and you cannot purchase or redeem Fund shares.

Equity securities principally traded on securities exchanges in the United States are valued at the last sale price or the official closing price as of the time of valuation on that exchange, or lacking a reported sale price on the principal exchange at the time of valuation, at the most recent bid quotation. Each over-the-counter security traded on the NASDAQ National Market System shall be valued at the NASDAQ Official Closing Price (“NOCP”), or lacking a NOCP at the time of valuation, at the most recent bid quotation. Other over-the-counter securities are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Each equity security principally traded on a securities exchange outside the United States shall be valued, depending on local convention or regulation, at the last sale price, the last bid or asked price, the mean between the last bid and asked prices, the official closing price, an auction price, or the pricing convention accepted as the official closing price by MSCI for their index calculations. If there are unexpected disruptions in the primary market or valuations from the primary market are deemed suspect, equity securities may be valued based on a pricing composite or valuations from another exchange as of the close of the regular trading hours on the appropriate exchange or other designated time. The market value of exchange-traded securities is determined by using prices provided by one or more independent pricing services, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term debt instruments (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instruments are valued at the latest bid quotation or an evaluated price from an independent pricing service. If a bid quotation or evaluated price from a pricing vendor is not available for short-term debt instrument or money market instrument maturing in 60 days or less from date of valuation, such instruments are valued at amortized cost, which approximates market value. All other debt instruments are valued at the latest bid quotation or at an evaluated price provided by an independent pricing service. The pricing service may use standard inputs, such as benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data, including market research publications. For certain security types, additional inputs may be used or some of the standard inputs may not be applicable. Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Options are valued at the mean of the most recent bid and asked quotations. In the event an option is out-of-the-money and no bid is available, a zero value may be assumed as the bid for purposes of calculating the mean of the most recent bid and ask quotations. In the event that designated pricing vendors are unable to provide valuations or timely valuations for FLEX options on a given day, each FLEX option purchased or written may be valued using the Option Valuation (OVME) function on Bloomberg. The OVME function requires objective inputs (strike price, exercise style and expiration dates) to derive a valuation using Bloomberg’s proprietary calculations. FLEX options shall be valued at the mid of the buy and sell valuations produced by OVME. If values or prices are not readily available or are deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the primary market or exchange on which that security is traded and before the close of the NYSE, the security will be valued at a fair value determined in good faith in accordance with Fund policies and procedures approved by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value securities of non-U.S. issuers in order to adjust for changes in value that may occur between the close of certain foreign exchanges and the NYSE. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at a current exchange price quoted by an independent pricing service or any major bank or dealer. If such quotations are not available, the rate of exchange will be determined in good faith in accordance with Fund policies and procedures. Although fair valuation may be more commonly used with equity securities of non-U.S. issuers, it also may be used in a range of other circumstances, including thinly-traded domestic securities or fixed-income securities. When fair value pricing is employed, the value of a portfolio security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others)

Level 3 – significant unobservable inputs (including the assumptions of the Adviser in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources and unobservable inputs reflect the Adviser’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2021, in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented in each Fund’s Schedule of Investments.

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$16,382,749	$0	$0
Short Term Investments	0	567,626	0
Total	$16,382,749	$567,626	$0
Select
Common Stocks	$5,069,633	$0	$0
Short Term Investments	0	131,002	0
Call Options Written	(10,860)	0	0
Total	$5,058,773	$131,002	$0
Global
Common Stocks	$1,616,316	$0	$0
Warrants	300	0	0
Convertible Bonds	0	5,348	0
Short Term Investments	0	46,369	0
Forward Foreign Currency Contracts - Assets	0	559	0
Total	$1,616,616	$52,276	$0
Global Select
Common Stocks	$1,673,981	$0	$0
Short Term Investments	0	53,660	0
Forward Foreign Currency Contracts - Assets	0	485	0
Total	$1,673,981	$54,145	$0
International
Common Stocks	$27,556,031	$0	$0
Preferred Stocks	50,383	0	0
Convertible Bonds	0	85,265	0
Short Term Investments	0	954,197	0
Forward Foreign Currency Contracts - Assets	0	9,794	0
Total	$27,606,414	$1,049,256	$0
Int'l Small Cap
Common Stocks	$1,621,907	$0	$0
Short Term Investments	0	62,144	0
Forward Foreign Currency Contracts - Assets	0	548	0
Total	$1,621,907	$62,692	$0
Equity and Income
Common Stocks	$5,138,763	$0	$0
Preferred Stocks	16,267	0	0
Corporate Bonds	0	1,360,983	0
Government and Agency Securities	0	504,132	0
Bank Loans	0	83,529	0
Short Term Investments	0	923,616	0
Total	$5,155,030	$2,872,260	$0
Bond
Preferred Stocks	$1,707	$0	$0
Corporate Bonds	0	46,467	0
Government and Agency Securities	0	37,798	0
Bank Loans	0	8,896	0
Short Term Investments	0	1,788	0
Total	$1,707	$94,949	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates. Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2021, Global, Global Select, International and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”) and are listed in the Fund’s Schedule of Investments.

For the period ended June 30, 2021, the notional value of forward foreign currency contracts opened and the notional value of settled contracts is listed by Fund in the table below (in thousands):

Fund	Currency Contracts Opened	Currency Contracts Settled
Global	$39,344	$35,742
Global Select	42,731	51,384
International	678,202	542,346
Int’l Small Cap	38,509	31,993

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2021, none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2021, none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select used purchased equity options for tax management purposes during the period ended June 30, 2021. There were no outstanding purchased equity options as of June 30, 2021.

Oakmark and Select used equity options written for tax management purposes during the period ended June 30, 2021. Written equity options outstanding, if any, are listed on each Fund's Schedule of Investments.

For the period ended June 30, 2021, the amount of premiums paid (received) for equity options purchased and written are listed by Fund in the table below (in thousands):

	Equity	Equity
	Options	Options
Fund	Purchased	Written
Oakmark	$8,297	$(62,974)
Select	6,332	(54,269)

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements. It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2021, all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At June 30, 2021, International had securities on loan with a value of $259,577,840, and held as collateral for the loans U.S. Treasury securities with a value of $272,720,657.

2. INVESTMENTS IN AFFILIATED ISSUERS

A company was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company's voting securities during all or part of the period ended June 30, 2021. Purchase and sale transactions and dividend and interest income earned during the period on these securities are listed after the applicable Fund's Schedule of Investments.

3. SUBSEQUENT EVENTS

The Adviser has evaluated the possibility of subsequent events existing in the Funds' Schedule of Investments. The Adviser has determined that there are no material events that would require adjustment or disclosure in the Funds' Schedule of Investments through the date of the publication of this report.